Offerings	Jun. 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share
Amount Registered | shares	4,085,000
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 81,700,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,282.77
Offering Note	1a. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any. 1b. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	2a. See note 1a. 2b. See note 1b. 2c. This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a).